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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                January 10, 2014

Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

     Re:                    TSC UITS 3 (the "Fund")
                       (File No. 333-192822)(CIK 1593256)
                       ----------------------------------

Ms. Lithotomos:

     Transmitted herewith on behalf of TSC Distributors, LLC (the "Sponsor"), the depositor of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of two unit investment trusts (the "Trusts"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on December 13, 2013. We received comments from the staff of the Commission in a letter from Valerie J. Lithotomos dated
January 7, 2014 and received further clarification on those comments in a telephone conversation between Matthew T. Wirig and Ms. Lithotomos on January 8, 2014. We have responded to the staff's comments herein and the Registration Statement has been revised in accordance with the comments of the staff.

     The following are our responses to the staff's comments:

     Comment 1

     The staff requested that we explain the meaning of "1Q 2014" in the trust name. "1Q 2014" is used to designate the series of the unit investment trust and indicates the year and the quarter in which such trust is deposited.

     Comment 2

     The comment requested that we enhance the risk disclosure related to risks associated with investing in closed-end funds (e.g. explaining that closed-end funds do not themselves generally redeem shares daily). We have added disclosure in accordance with the staff's request under "The Trust--Closed-End Funds". We also note that the prospectus directs investors to this disclosure under "Principal Risks" for each trust and under "The Trust--Investment Risks-- Closed-End Funds."

     Comment 3

     The comment requested that we disclose the Trusts' market capitalization policy. The Trusts' do not have market capitalization policies.

     Comment 4

     The comment requested that we enhance the risk disclosure related to the risk of default for municipal bonds. We have added disclosure in accordance with the comments of the staff




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under "TSC Herzfeld Municipal Income Closed-End Portfolio, 1Q 2014--Principal
Risks" and "The Trust--Investment Risks--Municipal Bond Risks."

     Comment 5

     The comment requested that we modify the risk disclosure regarding senior loans to include the term "junk bonds" when referring to senior loans considered below investment grade. We have added disclosure in accordance with the staff's comment.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on January 15, 2014. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective. If you have any questions, please do not hesitate to contact Matthew T. Wirig at (312) 845-3432 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson



















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